FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Instruments by Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets:
Marketable securities		$ 2,128
Level 1 [member]
Financial assets:
Marketable securities		1,042
Level 2 [member]
Financial assets:
Marketable securities		$ 1,086